LIABILITIES PRESENTED IN FAIR VALUE	6 Months Ended
Jun. 30, 2012
LIABILITIES PRESENTED IN FAIR VALUE [Abstract]
LIABILITIES PRESENTED IN FAIR VALUE
NOTE 3:-	LIABILITIES PRESENTED IN FAIR VALUE
The Company has an outstanding agreement with Plenus Technologies Ltd. (including its affiliates, "Plenus") according to which Plenus is entitled to compensation of 15% of the proceeds payable in a Fundamental Transaction (as defined in the loan agreement with Plenus), upon consummation of a Fundamental Transaction until December 31, 2017. During such period, Plenus may elect to receive the $300 in cash in lieu of such compensation.

The above mentioned was accounted for in accordance with ASC 815-40, based on which was considered a derivative and presented at fair value, within liabilities presented at fair value, marked to market at each reporting period. As of June 30, 2012 the liability amounted to $589. The fair value of this derivative was based on valuation performed by third- party valuation firm using Binomial Model for options valuation based on assumptions provided by management.